Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Deferred Compensation Plan Trust [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2013	$ 245,337	$ 88,711	$ 506,719	$ (317,954)	$ (7,055)	$ (522)	$ (24,562)
Net income (loss)	(29,808)			(29,808)
Other comprehensive income (loss)	6,917				6,917
Exercise of stock options	16		(75)				91
Capital Raise	20,000	5,666	14,334
Issuance of common stock	1,991	127	(6,130)			(77)	8,071
Stock-based compensation	870		(773)				1,643
Ending Balance at Dec. 31, 2014	245,323	94,504	514,075	(347,762)	(138)	(599)	(14,757)
Net income (loss)	10,220			10,220
Other comprehensive income (loss)	(1,614)				(1,614)
Exercise of stock options	15		(53)				68
Issuance of common stock	462	50	(5,058)			(523)	5,993
Stock-based compensation	1,982		1,695				287
Ending Balance at Dec. 31, 2015	256,388	94,554	510,659	(337,542)	(1,752)	(1,122)	(8,409)
Net income (loss)	61,417			61,417
Other comprehensive income (loss)	(816)				(816)
Exercise of stock options	71		(88)				159
Issuance of common stock	496	600	(4,507)			(38)	4,441
Stock-based compensation	2,529		2,529
Dividends paid to common shareholders	(376)			(376)
Ending Balance at Dec. 31, 2016	$ 319,709	$ 95,154	$ 508,593	$ (276,501)	$ (2,568)	$ (1,160)	$ (3,809)